Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	$ (308,155)	$ 185,657
Other comprehensive income (loss) (“OCI”):
Foreign currency translation adjustment, net of tax expense of $2,423 and recovery of $3,219, respectively (notes 24(b)(iii) and 24(b)(iv))	(23,502)	(30,270)
Change in fair value of cash flow hedges, net of tax expense of $20,644 and recovery of $22,077, respectively (note 24(b)(ii))	(94,295)	(54,331)
Change in pension and other post-employment benefits, net of tax expense of $8,330 and $9,176, respectively (note 10)	27,761	42,051
OCI, net of tax	(90,036)	(42,550)
Comprehensive income (loss)	(398,191)	143,107
Comprehensive loss attributable to the non-controlling interests	(97,816)	(78,953)
Comprehensive income (loss) attributable to shareholders of Algonquin Power & Utilities Corp.	$ (300,375)	$ 222,060